Income taxes - Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Expected income tax expense at Canadian statutory rate	$ 46,410	$ 25,527
Increase (decrease) resulting from:
Effect of differences in tax rates on transactions in and within foreign jurisdictions and change in tax rates	(20,987)	(8,574)
Non-controlling interests share of income	18,979	10,543
Allowance for equity funds used during construction	(799)	(830)
Capital gain rate differential	(687)	(2,725)
Goodwill divestiture and permanent basis differences associated with Mountain Water condemnation	5,489	0
Non-deductible acquisition costs	13,660	1,506
Change in valuation allowance	(974)	2,144
Tax credits	(6,288)	(360)
Adjustment relating to prior periods	(31)	(536)
U.S. tax reform	17,112	0
Other	1,543	1,048
Income tax expense	$ 73,427	$ 27,743